Property, Plant, and Equipment (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant, and Equipment [Abstract]
Land and land improvements		$ 34,422	$ 36,904
Buildings		122,675	110,258
Machinery and equipment		217,264	185,962
Tooling, dies, patterns, etc.		42,935	35,830
Office furniture and equipment		26,557	23,079
Other		9,792	8,695
Construction in progress		50,825	44,438
Property, plant and equipment, gross		504,470	445,166
Accumulated depreciation	$ (188,500)	(146,079)	(104,401)
Property, plant and equipment, net	$ 352,000	$ 358,391	$ 340,765	$ 343,527